Noncontrolling Interest - Reconciliation of Beginning and Ending Balances of Non-Controlling Interest (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Beginning Balance			$ 233
Fair value of noncontrolling interest on the Transaction Date					233
Net income (loss) attributable to noncontrolling interest	(12)		(24)		(1)
Effect of exchange rate changes	23	(10)	51	(10)	1
Ending Balance	$ 206		$ 206		$ 233